SCHEDULE OF CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
Net loss	$ 590,103	$ 998,238
Seamless Group Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(5,824,208)	(6,067,839)	$ (23,976,209)	$ (25,539,467)
Other income	189,735	(69,538)	839,606	3,405,486
Finance costs, net	(1,311,363)	(1,664,610)	(8,002,552)	(8,200,112)
Loss before income tax	(2,561,399)	(3,291,942)	(13,894,305)	(15,611,931)
Income tax expenses	(70,529)	(47,865)	(523,481)	(113,782)
Net loss	(3,034,984)	(3,543,442)	(15,306,550)	(16,678,135)
Other comprehensive income (loss)
Foreign currency translation adjustments	368,135	584,553	10,608	2,402
Total comprehensive loss	$ (2,263,793)	$ (2,755,254)	(14,407,178)	(15,723,311)
Parent Company [Member] | Seamless Group Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses			(4,573,125)	(4,988,848)
Other income			3
Finance costs, net			(4,945,679)	(7,454,838)
Share of results from subsidiaries			(5,787,749)	(4,234,448)
Loss before income tax			(15,306,550)	(16,678,134)
Income tax expenses
Net loss			(15,306,550)	(16,678,134)
Other comprehensive income (loss)
Foreign currency translation adjustments			10,608	4,529
Total comprehensive loss			$ (15,295,942)	$ (16,673,605)